Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	BNY Mellon Stock Index Fund, Inc.
Entity Central Index Key	0000846800
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 09, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	Apr. 30, 2021